                                SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C. 20549

                                             Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.               62        (File No. 2-29081)    [X]

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.                              23        (File No. 811-1653)   [X]


                    IDS Life Variable Annuity Fund A (Individual and Employer)
--------------------------------------------------------------------------------

                          IDS Tower 10, Minneapolis, Minnesota 55440-0010
--------------------------------------------------------------------------------

                                          (612) 671-3678
--------------------------------------------------------------------------------

                     Mary Ellyn Minenko - IDS Tower 10, Minneapolis 55440-0010
--------------------------------------------------------------------------------


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box) [] immediately upon filing pursuant to paragraph (b)
[]  on (date) pursuant to paragraph (b)
[]  60 days after filing pursuant to paragraph (a)
[X] on April 16, 1999 pursuant to paragraph (a)(1) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to section 24-F of the Investment Company Act of 1940.

IDS Life Variable Annuity Fund A                 Post-Effective
(Individual and Employer)                      Amendment No. 62
                                          Registration Form N-1

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part I of Form N-1.

Negative answers omitted from prospectus are so indicated.

IDS LIFE VARIABLE ANNUITY FUND A (INDIVIDUAL AND EMPLOYER)

                           Section
Item No.                   In Prospectus

     1                     Cover

     2                     Summary of Contents

     3                     Financial Highlights

     4   (a)               History
         (b)               Not Applicable
         (c)               Not Applicable

     5   (a)               Investment Objective
         (b)               Investments the Fund will not make
         (c)               Investment objective
         (d)               Financial Highlights; Investment objective

     6   (a)               Tax charges
         (b)               Tax charges; What about your taxes?
         (c)               Not Applicable
         (d)               Not Applicable

     7   (a)               Brokerage
         (b)               Brokerage
         (c)               Brokerage
         (d)               Not Applicable

     8                     Not Applicable

     9   (a)               Ownership of IDS Life and American Express Financial
                           Corporation
         (b)               Not Applicable
         (c)               Members of the Board of Managers and Officers of the
                           Fund

     10 Members of the Board of Managers and Officers of the Fund

     11                    Not Applicable

     12  (a)               Custodian
         (b)               Not Applicable

     13  (a)               Investment agreements; Brokerage; Ownership of IDS
                           Life and American Express Financial Corporation
         (b)               Not Applicable
         (c)               Not Applicable
         (d)               Not Applicable

     14  (a)               Voting rights
         (b)               Not Applicable

     15 (a) Measuring the value of your contract; Dates we revalue-Valuation date; The Valuation period; Valuing Fund assets; The charges you pay
         (b) Automated transfers and partial surrenders; Valuing an annuity unit; Annuity payment starting date; Table of settlement rates; Annuity payment plans; Determination of monthly annuity payments for deferred contracts; Determination of monthly annuity payments for immediate contracts; Surrendering your contract; Making withdrawals on your contract; Special rules if the annuitant dies before the annuity payment starting date; Your right to cancel installment contracts
         (c)               Not Applicable

     16 (a) Investment agreements; Brokerage; Cover; Annuity payment plans; The charges you pay; Making withdrawals on your contract
         (b)               Directors and officers of IDS Life Insurance Company;
                           Other affiliations
         (c)               The charges you pay
         (d)               Not Applicable

     17                    Not Applicable

     18                    Financial statements; IDS Life Financial Information

IDS Life Variable Annuity Fund A

Individual Variable Annuity Contracts and Variable Annuity Contracts for Employer Plans


Prospectus/April 30, 1999


IDS Life Variable Annuity Fund A (the Fund) is a segregated asset account of IDS Life Insurance Company (IDS Life). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. corporations. The Fund also may invest in preferred stocks and in corporate and government bonds.

This prospectus describes the following types of individual non-qualified, variable annuity contracts offered by IDS Life:


o an annuity for non-qualified retirement or deferred compensation plans or programs adopted by an employer.
o    an installment payment deferred annuity;
o    a single payment deferred annuity; and
o    a single payment immediate annuity.


New contracts are not currently being offered. This prospectus gives you facts about the Fund. You should read it and keep it with your investment records for future reference.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this annuity is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this annuity involves risk including the possible loss of principal.


IDS Life Variable Annuity Fund A
IDS Tower 10
Minneapolis,  Minnesota 55440-0010
General Information (612) 671-3733
Annuity Service (612) 671-4738
                     (800) 437-0602

IDS Life Variable Annuity Fund A

IDS Life Insurance Company
IDS Tower 10
Minneapolis, Minnesota 55440-0010


Prospectus, April 30, 1999 Individual Variable Annuity Contracts and Variable Annuity Contracts For Employer Plans

Table of contents....................................................Page

Summary of Contents......................................................
Financial highlights.....................................................
The variable annuity.....................................................
Investment objective.....................................................
Investments the Fund will not make.......................................
Portfolio manager........................................................
Investment agreements....................................................
Brokerage................................................................
The contracts............................................................
The fixed account........................................................
Automated transfers and partial surrenders...............................
Measuring the value of the contract......................................
Valuing Fund Assets......................................................
When we credit your purchase payments....................................
The investment factor....................................................
Valuing an accumulation unit.............................................
Valuing an annuity unit..................................................
Annuity payment starting date............................................
Table of settlement rates................................................
Annuity payment plans....................................................
The charges you pay......................................................
Surrendering your contract...............................................
Making withdrawals on your contract......................................
Special rules if annuitant dies before
the annuity payment starting date........................................
Your right to cancel installment contracts...............................
What about your taxes?...................................................
Voting rights............................................................
Management...............................................................
Directors and officers of IDS Life Insurance Company.....................
Other Information........................................................
Insurance regulation.....................................................
Financial statements.....................................................

Summary of Contents


About the variable annuity - IDS Life offers the variable annuities for sale through the Fund, a diversified open-end management investment company. Variable annuity contracts guarantee regular payments to contract purchasers. The amount of these payments is influenced by the performance of the securities in which the Fund invests (page __).


Financial highlights - This table shows important financial information you will need to evaluate the Fund's performance (page __).


Investment objective - The Fund's investment objective is long-term capital appreciation in order to build up values and to make annuity payments. The Fund invests primarily in common stock and also may invest in preferred stock and in government and corporate bonds. The Fund may invest in foreign securities, futures contracts and options. There is no guarantee that the Fund will achieve its investment objective because any investment involves risk (page __).

Portfolio manager - Mitzi Malevich, senior portfolio manager, manages the Fund (page __).

Investment agreements - The Fund is a segregated asset account of IDS Life, a stock life insurance company. IDS Life manages the investments of the Fund pursuant to an Investment Management Agreement. Under this agreement, IDS Life receives a management fee equal to 0.4% of the Fund's average daily net assets for each year. Under a Distribution and Services Agreement, IDS Life also serves as principal underwriter of the Fund. IDS Life annually pays 0.25% of the Fund's net assets to American Express Financial Corporation for investment advice regarding management of the Fund's investments (page __).


Contracts - This prospectus describes the following types of individual non-tax-qualified variable annuity contracts:


o An individual variable annuity contract for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended (the Code). Under this contract, you make an annual purchase payment. To determine the amount of this payment, multiply the amount by the number of contract years between the application date and the retirement date. This amount must be at least equal to the larger of:

          o        $3,000; or
          o........$300 a year

         You also can choose from several optional settlement plans. However, if at the annuity payment starting date the accumulation value of the contract is less than $2,000, IDS Life may pay the accumulation value in a lump sum (page __);

o A single payment deferred annuity that you can purchase by making an initial payment of at least $3,000 (page __);

o A single payment immediate annuity that you can purchase by making an initial payment of at least $3,000 (page __); and

o An installment payment deferred annuity that you can purchase by making 10 or more annual payments that total at least $300 (page __).

Who owns the contract? - The annuitant is the owner, unless your application says otherwise, or if you later transfer ownership of the contract to someone else.

If the contract is purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract. When the contract refers to the employer as "an annuitant", it is solely for purposes of identification. IDS Life pays all funds payable under the contract to the employer. IDS Life does not issue certificates to any employee of an employer who has entered into a deferred compensation agreement. Any employee participating in a deferred compensation plan should refer to the deferred compensation agreement with the employer for information on any additional charges in connection with the plan.

Transfers between accounts - Before the annuity payment starting date, you may give IDS Life written or telephone instructions to transfer the contract value of your investment between the fixed account and the variable account. Transfers must be for at least $50 and will go into effect when IDS Life then records it at its corporate office (page __).

Charges you pay - IDS Life will deduct a combined sales and administrative charge from payments you make into the Fund.

For the individual variable annuity contract used with non-qualified plans adopted by an employer, the deduction is 5.75% of the first $10,000 paid into the Fund, 4% of the next $40,000 and 2% of all amounts in excess of $50,000 (page __).

For the other three individual annuity contracts, if you make a single payment, the deduction is 8% of the first $15,000, 5% of the next $10,000 and 2% of any further amounts. If you choose to make installment payments, the deductions average 8.7% over the first 10 years. You may lose money if you surrender your individual installment contract too soon because the percentage that IDS Life deducts is higher in the earlier years (20% for the first year of an installment payment contract, 18% for the second and third contract years, 7% for the fourth year and 4% thereafter) (page __).


Additionally, IDS Life may deduct for premium taxes. Most states don't have premium taxes but in those that do, IDS Life may make a deduction. State premium taxes range from 0 to 3.5% of the gross purchase payments. You may receive some money in excess of the amount requested if, as a result of your surrender, the Fund's state premium tax liability is reduced (page __).

Surrendering your contract - You can surrender all or part of a deferred annuity contract any time before the annuity payment starting date by giving IDS Life written or telephone instructions. IDS Life will cash in the number of accumulation units or fixed dollar accumulation value required for the amount of money you request. IDS Life will give accumulation units the accumulation unit value it determines on the date IDS Life receives your request. However, you can't surrender part of your contract if the remaining accumulation value is less than $20. You cannot make any surrenders after annuity payments have started. You will pay income tax on the taxable part of your surrender and you may have to pay an IRS penalty tax on early withdrawal if you surrender part or all of your contract before reaching age 59-1/2.


A surrender may result in adverse tax consequences. You should consult a tax advisor before making a surrender request (page __).


Federal Tax Information - According to current interpretations of federal income tax law, generally there is no federal income tax on any increase in your annuity's value until you receive a distribution. Under certain circumstances, there may be a 10% IRS penalty tax on early withdrawal (page ___).


Additional Information


For information about the Fund's history, organization and headquarters as well as information about IDS Life and American Express Financial Corporation (AEFC), see page __.



Financial highlights from Jan 1, 1989 to Dec. 31, 1998

Year ended Dec. 31,            1998       1997       1996       1995      1994       1993      1992      1991     1990       1989
---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Accumulation unit value at
beginning of year                      $17.04      $13.93     $10.27     $10.70    $9.77     $9.13     $6.10    $5.98     $4.58
---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Income from investment
operations:
Net investment income (loss)            (.07)        (.07)     (.02)       .03      (.02)     (.03)      .02      .06       .05
Net gains (losses) on
securities, both realized
and unrealized                          3.94         3.18      3.68       (.46)      .95       .67      3.01      .06      1.35
---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Total from investment
operations                              3.87         3.11      3.66       (.43)      .93       .64      3.03      .15      1.40


---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Accumulation unit value at
end of year                            $20.91      $17.04     $12.93     $10.27    $10.70    $9.77     $9.13    $6.10     $5.98
---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------

Total return*                          22.71%       22.33%    35.64%     (4.01%)    9.50%     6.97%    49.83%    1.97%    30.60%

---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Ratios/Supplemental Data

---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------
Total contract owner's
equity at end of year (000             $379,553    $327,778   $284,407   $223,317  $241,623  $228,366  $222,205 $155,426  $163,568
omitted)
Ratio of operating expenses
to average net assets                   1.40%        1.40%     1.40%      1.40%     1.40%     1.40%     1.41%    1.41%     1.43%
Ratio of net investment
income (loss) to average
net assets                              (.62%)       (.43%)    (.19%)      .27%     (.17%)    (.30%)     .22%     .97%      .99%
Portfolio turnover rate                    33%          13%      46%         63%      64%       74%       68%      56%       55%
Average brokerage
commission rate**                       $.0502       $.0550      --          --       --        --        --       --        --
---------------------------- --------- ----------- ---------- ---------- --------- --------- --------- -------- --------- ----------

*Total return does not reflect payment of a sales charge.
** Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $___ as of Dec. 31, 1998, $7.55 as of Dec. 31, 1997 $6.37 as of Dec. 31, 1996, $5.39 as of Dec. 31, 1995,
$4.11 as of Dec. 31, 1994, $4.44 as of Dec. 31, 1993, $4.19 as of Dec. 31, 1992,
$4.06 as of Dec.  31,  1991,  $2.80 as of Dec. 31, 1990 and $2.84 as of Dec.
31, 1989. The value of an annuity unit (assuming a 5% investment rate) was $___ as of Dec. 31, 1998, $4.92 as of Dec. 31, 1997 $4.21 as of Dec. 31, 1996, $3.61
as of Dec. 31, 1995, $2.80 as of Dec. 31, 1994, $3.06 as of Dec. 31, 1993, $2.93
as of Dec.  31, 1992,  $2.88 as of Dec. 31, 1991,  $2.02 as of Dec. 31, 1990 and
$2.08 as of Dec. 31, 1989.


The information in this table is derived from financial statements of the Fund that have been audited by Ernst & Young LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are in the Fund's annual report, which you can obtain without charge if it is not included with this prospectus.

The variable annuity


An annuity is a contract with a life insurance company that guarantees regular income to the purchaser. Most people buy annuities to provide income in their retirement years. When many people think of an annuity, they think of a fixed dollar annuity. With a fixed dollar annuity, the insurance company bears the risk of investment gain or loss and guarantees payment of an exact monthly amount. A variable annuity also guarantees you regular payments. However, the amount of the payments will fluctuate with the performance of the securities in which the annuity fund invests. So if the securities go up in value, you may receive larger annuity payments. If they go down, you may receive smaller annuity payments.


Investment objective


The Fund's investment objective is long-term capital appreciation so that the Fund can build up values and increase the size of annuity payments. There is no guarantee the Fund will achieve its investment objective because any investment involves risk. IDS Life can change the Fund's investment objective without the approval of the Fund's contract holders, but IDS Life has no intention of doing so.


The Fund invests primarily in U.S. common stocks. The Fund also may invest in preferred stocks and in corporate and government bonds. Some bonds issued by agencies of the U.S. government are not supported by the full faith and credit of the United States.

The Fund may invest up to 30% of its total assets at the time of purchase in foreign securities. In selecting foreign investments, the Fund generally will seek to invest in companies that it anticipates will experience economic growth at least as great as that anticipated in the U.S. companies in which it invests. The securities that the Fund believes offer attractive opportunities for investment may change from time to time. Foreign investments may be subject to additional risks, including future political and economic developments, the possible imposition of withholding taxes on dividend income, the seizure or nationalization of companies, the establishment of exchange controls or the adoption of other restrictions that might adversely affect an investment.


The Fund may invest in the securities of foreign issuers directly or in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Since investments in foreign securities will involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. The Fund also may enter into forward commitments for the purchase or sale of foreign currencies, but only in connection with the settlement of foreign securities transactions and not for speculative purposes.

The Fund may enter into a forward contract to buy or sell foreign currencies. For example, if the Fund believes the value of the U.S. dollar will decline in relationship to a foreign currency, the Fund will buy the foreign currency at today's price in U.S. dollars agreeing to pay for the currency at a future date. If the U.S. dollar declines, then the foreign currency can be sold for more U.S. dollars than it cost and the Fund realizes a profit. If the U.S. dollar does not decline as expected, the Fund will sustain a loss because it entered into the forward contract. The Fund will not enter into forward contracts in excess of an offsetting position of cash and investment in U.S. dollars.

The Fund may buy or write (sell) options traded on any U.S. or foreign exchange or in the over-the-counter market. It may write covered call options on individual securities. It will purchase options in the over-the-counter market only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund may have to buy or sell securities at a loss. In covered call options, the seller owns the underlying security required to be sold upon exercise of the option.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities. The writer of an option agrees to buy or sell a security at a fixed price and could forgo a profit or incur a loss from a change in the market price of the security. The purchaser of an option pays a premium whether or not it exercises the option. If a liquid secondary market does not exist at a particular time, it might not be possible to close an option position when it is desirable to do so. The Fund may buy put and call options as a trading technique.

For temporary purposes, the Fund may make certain investments. It may buy short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The Fund may buy short-term corporate notes and obligations rated in the top two classifications or the equivalent by Standard and Poor's, Moody's.

The Fund does not look to buy and sell stocks for the short-term, but will do so if it is appropriate. The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund may buy or write put and call options on these futures and on stock indexes. These instruments may be considered speculative and may expose the Fund to greater risk. Stock index futures contracts, options on futures contracts and options on stock indexes must be used as a hedge. This means they must be used to offset changes in the value of some or all the Fund's existing investments in stocks or be offset by the Fund's cash position. The futures contracts and related options may help the Fund gain rapid exposure to the market or to offset anticipated declines in values of investments. Successful hedges depend on the portfolio manager's ability to predict the future direction of stock prices or interest rates. If the portfolio manager's prediction is incorrect, the Fund would have been better off if no hedge had been made. Also, skills and techniques necessary to arrive at such predictions are different from those needed for predicting changes in individual stocks.

No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.


The Fund will not buy securities on margin or sell short.

The Fund will not invest in illiquid securities if, immediately after making such an investment, more than 10% of the Fund's net assets, at market, would be invested in such securities. For valuation, see page __ of the prospectus.

The Fund will not buy securities of any investment trust or investment company, except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. The Fund does not intend to invest in these securities but may do so to the extent of not more than 15% of the Fund's net assets (taken at market or other current value).

In spite of any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The Board of Managers of the Fund can change the investment policies described above.


The prices of the securities in which the Fund invests fluctuate daily. This means that the value of your contract goes up and down. If values go down, your contract may be worth less than what you paid for it.

Investments the Fund will not make


The Fund observes the following fundamental investment restrictions, that cannot change without approval by a vote of the contract holders:

o The Fund will not borrow money or property except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o The Fund shall not underwrite securities of other issuers. However, this shall not preclude the purchase of securities for investment, on original issue or otherwise, and shall not preclude the acquisition of portfolio securities under circumstances where the Fund would not be free to sell them without being deemed an underwriter for purposes of the Securities Act of 1933 (1933 Act) and without registration of such securities or the filing of a notification under that Act, or the taking of similar action under other securities laws relating to the sale of securities.


o The Fund does not intend to concentrate investments in any particular industry, but reserves freedom of action to do so provided that not more than 25% of its total assets, taken at cost, may be so invested at any one time.

o The Fund may invest up to 10% of its total assets, taken at cost, in real properties, but will not do so as a principal activity.


o The Fund will not invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision. The limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o The Fund will not purchase securities of any issuer if immediately after, and as a result of a purchase, the Fund would own more than 10% of the outstanding voting securities of the issuer.


o The Fund may not make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


Portfolio manager

Mitzi Malevich joined American Express Financial Corporation in 1983 and serves as vice president and senior portfolio manager. She was appointed to manage this fund and IDS Life Variable Annuity Fund B (Fund B) in January 1995, and has managed IDS Growth Fund since 1992. Prior to that, she was a portfolio manager of pension fund accounts.

Investment agreements

IDS Life is the Fund's investment manager. Under the Investment Management Agreement between IDS Life and the Fund, IDS Life charges a fee for managing the Fund's investments. This amounts to 0.4% of the Fund's average daily net assets for the year.


IDS Life does not keep all of this fee. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for serving as investment advisor for the Fund. The fee is 0.25% of the Fund's average daily net assets for the year.


In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

An Investment Management Agreement and an Advisory Agreement were approved by the contract holders on Dec. 30, 1983, as a result of the IDS/American Express Company merger. Both agreements will continue each year as long as they are approved:

o by a majority of the Board of Managers of the Fund or a majority of the outstanding votes of the Fund, and

o by a majority of the Board of Managers of the Fund who are not "interested persons" of IDS Life or American Express Financial Corporation.

All votes by the Board of Managers must be taken at a meeting called specifically to approve or disapprove the agreements and all votes must be cast in person.


IDS Life may cancel either of its agreements without penalty, provided it gives 60 days' notice in writing. AEFC and the Fund may do the same. If the Fund decides to cancel its management agreement with IDS Life, it must have the approval of either the Board of Managers or a majority of the votes of contract holders. If there is any assignment of either agreement, it ends immediately.


Brokerage


Under the Investment Management Agreement, IDS Life has responsibility for making the Fund's investment decisions, for executing trades for the Fund's portfolio and for negotiating any brokerage commissions. IDS Life intends to direct AEFC to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life. When AEFC acts on IDS Life's behalf for the Fund, it follows the rules described here for IDS Life. The Fund paid total brokerage commissions for each of the last three years as follows: $___ for 1999, $182,019 for 1997 and $89,747 for 1996. IDS Life intends to continue to examine and consider ways to reduce brokerage costs.

The Investment Management Agreement generally requires IDS Life to use its best efforts to obtain the best available price and the most favorable execution. However, brokerage firms may provide some extra services, including economic or investment research and analysis. Sometimes it may be desirable to compensate a broker for research or brokerage services by paying a commission that it might not otherwise charge or a commission in excess of what another broker might charge. The Board of Managers has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that the amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker.

In purchases and sales of securities involving transactions not listed on an exchange or in listed securities that are traded off of the exchange, the Fund will deal with a market maker as principal, or a broker as agent, depending upon the method IDS Life believes will produce the best available price and most favorable execution as described above. In transactions with a broker who acts as principal, commissions generally are not stated separately, but are included in the price of the securities.

AEFC gives investment advice to a number of investment companies and mutual funds. Where more than one of these companies or funds are interested in the same securities at the same time, AEFC carries out the sale or purchase in a way that all agree in advance is fair.


Sharing in a large transaction may affect the price or volume of shares acquired. But by these transactions, the Fund hopes to gain an advantage in execution.

The Fund may pay brokerage commissions to broker-dealer affiliates of IDS Life, AEFC and American Express Company.


The contracts


This prospectus describes the following types of individual non-qualified variable annuity contracts:


o An individual variable annuity contract offered for sale in connection with an employer plan that, as of Dec. 8, 1981, had already purchased one or more Fund annuity contracts. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Code. Your purchase payment for this contract is made by a number of annual payments;


o Installment payment - deferred annuity. You make purchase payments in installments over a number of years. Annuity payments will begin at some future date after you have paid all installments;


o        Single payment - deferred annuity. You make a single purchase payment.
         Annuity payments are deferred until some future date; and

o        Single payment - immediate annuity. You make a single purchase payment.
         Annuity payments will start within 60 days after IDS Life approves your application.

The fixed account


The fixed account is an additional account to which you may allocate purchase payments and contract values. It provides guaranteed values and periodically adjusted interest-crediting rates.


If you have a deferred annuity contract, you can change your mind from time to time and apply all or part of your future purchase payments to the fixed account.


Also, the contract provides that once each contract year, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account. This right ends 30 days before annuity payments begin. Presently, IDS Life does not intend to limit the number of transfers from the variable account to the fixed account; however, IDS Life limits transfers from the fixed account to the variable account to one per contract year. Just write or telephone IDS Life and indicate the dollar amount, percentage of, or number of variable accumulation units to transfer from the Fund or the amount of fixed dollar accumulation value to transfer to the Fund.


Automated transfers and partial surrenders

IDS Life currently allows deferred annuity contract holders to establish:


o automated transfers of contract values between the fixed account and variable account; or
o automated partial surrenders of contract values. Both services can be in effect at the same time. You can establish them through a one-time written or telephone request to IDS Life.

The minimum transfer amount from any account or partial surrender amount from the contract is $50 and you can make the transfer or surrender on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time but you must give IDS Life 30 days' notice to change any automated transfer or surrender instructions that are currently in place. Automated transfers or partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. They are not available for 1969 Series Contracts that were issued prior to May 1971.


Automated transfers from the fixed account may not exceed an amount that will deplete the fixed account within 12 months. If you have made any type of transfer from the fixed account, you may not transfer contract values from the variable account back to the fixed account until the next contract anniversary.


Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as IDS Life follows the procedures IDS Life and its affiliates will not be liable for any loss resulting from fraudulent requests. IDS Life will process your transfer and/or variable surrender request at the close of business (when the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time) after we receive it. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. IDS Life will not allow a telephone surrender request within 30 days of a phoned-in address change.


You may request that telephone withdrawals not be authorized from your account by writing IDS Life.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. See the sections on Tax charges and Surrendering your contract (page __).

Consult your tax advisor if you have any questions about the taxation of your annuity.

Measuring the value of your contract


Because values are always changing with the performance of the Fund's investments, it is not easy to measure value with a variable annuity contract. For this reason, IDS Life uses a technique that involves "units." IDS Life measures the performance of the Fund by changes in the value of a single unit, rather than the total value of the Fund. There are two kinds of units. As long as you are paying into the Fund they are called "accumulation units." When you begin to receive your annuity payments, they change to "annuity units."

o Accumulation units are used to measure the value of deferred annuity contracts during the period before IDS Life makes annuity payments to you.


number of your             value of one              total
accumulation        x      accumulation        =     accumulation
units                      unit                      value


When you buy a deferred annuity contract, IDS Life will credit your purchase payments as accumulation units to your contract.

o Annuity units determine the value of each annuity payment. When you buy an immediate annuity contract, IDS Life will credit your purchase payment as annuity units to your account.

Under a deferred annuity contract, when annuity payments begin, IDS Life will convert your accumulation value into annuity units. From then on, your annuity payments are based on the current annuity unit value.


number of your        x     annuity      =       value of one
annuity units               unit value           annuity payment

Dates we revalue units - Valuation date


IDS Life values your units at least once every seven days. At the present time, IDS Life values your units each business day at the close of trading on the NYSE. During an emergency, the Fund can suspend redemption. Those emergency situations would occur if:


o The NYSE closes for reasons other than the usual weekend and holiday closings, or trading on the NYSE is restricted;


o Disposal of the Fund's securities is not reasonable, or it is not reasonably practical for the Fund to determine the fair value of its net assets, or


o The Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (1940 Act) declares a period of emergency to exist.

Splitting units


IDS Life can split accumulation or annuity units. We will do so only if it is in the best interests of the contract holders, the annuitants and IDS Life.


The valuation period

The valuation period starts after the close of business on one valuation date (any normal business day, Monday through Friday, that the NYSE is open) and ends with the close of business on the next valuation date.

Valuing Fund assets


We determine the net value of the Fund's assets at the start of each valuation period by taking the total value of the Fund's assets and subtracting liabilities. The net asset value per share generally changes each day. We value Fund's portfolio securities as follows:

o We value securities traded on national securities exchanges at the last quoted sales price on that day. If a particular security hasn't been traded on a certain day, we take the average price between the last bid (offer to buy) and the last asked (offer to sell) price.

o We also value securities with readily available market quotations but without a listing on an exchange at the average between the last bid and the last asked price.

o We value short-term securities maturing more than 60 days from the valuation date at the market price or approximate market value based on current interest rates. We value short-term securities maturing in 60 days or less but that originally had maturities of more than 60 days at the acquisition date on an amortized cost basis using the market value on the 61st day before maturity. We value short-term securities maturing in 60 days or less at the acquisition date at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o We value securities and other assets without a ready market price at fair value. The Board of Managers is responsible for using valuation methods that they believe give fair value. In cases like this, they may use an outside organization to value these securities. These organizations may use methods that take into consideration yields, trading characteristics and other market data.


When we credit your purchase payments


IDS Life credits each purchase payment at the end of the valuation period during which we receive it at our corporate office.


The investment factor


On each valuation date, IDS Life calculates an investment factor for the valuation period. This factor measures the Fund's investment performance during the period. Here is how the investment factor is determined:

o First, we determine the investment income for the period by combining the Fund's income (interest and any dividends), net realized and unrealized capital gains or losses on investments and expenses.

o Then, we determine the net investment rate by dividing the Fund's net investment income by the net value of the Fund's assets at the beginning of the valuation period.

o Finally, the investment factor for any valuation period is the sum of 1 plus the net investment rate. If the Fund has a negative investment rate for a period, the investment factor will be less than 1.

Valuing an accumulation unit


IDS Life uses accumulation units to measure the value of your contract during the period before annuity payments begin. We determine the value of an accumulation unit by multiplying the accumulation unit value for the last valuation period by the investment factor for the current period.


Here is an example: Assume the Fund's assets at the start of the day were $1 million and the investment income for the day was $2,000. The total expenses were $398.35 and the value of an accumulation unit the day before was $1.101000.


o Step 1. First, we determine the net investment income. This is income minus expenses or $1,601.65 ($2,000 - $398.35).

o Step 2. Next we determine the investment rate. This is the net investment income divided by the assets at the start of the day or 0.001602 ($1,601.65 divided by 1,000,000).


o    Step 3. The investment factor is one plus the investment rate, or 1.001602.


o Step 4. Finally, we determine the value of an accumulation unit by multiplying yesterday's accumulation unit value by the investment factor. The current value of an accumulation unit comes out to $1.102764 (1.101000 x 1.001602).


Valuing an annuity unit


When you are ready to receive annuity payments, IDS Life exchanges your accumulation units for annuity units. Annuity units measure each variable annuity payment. To determine the value of an annuity unit, we multiply the annuity unit value on the last valuation date by the product of (1) the investment factor for the current period, and (2) the neutralizing factor.


The neutralizing factor removes the assumed investment rate that is built into the variable annuity tables in your contract. The neutralizing factor for a one-day valuation period is 0.999866, when the usual 5% assumed investment rate is used.

Here is a shortcut for calculating the value of an annuity unit:

o Substitute the term "annuity unit" for the term "accumulation unit" each time it appears in the example used for calculating accumulation unit values.

o Then take the answer in Step 4 ($1.102764) and multiply it by the neutralizing factor (0.999866). The answer is the current value of an annuity unit, or $1.102616.

The assumed investment rate is not always 5%. For example, contracts subject to Texas law cannot use more than a 3.5% investment rate. You can request a 3.5% investment rate by sending a written request to IDS Life at its home office. The current policy of IDS Life is to grant a request received no later than 30 days before settlement.

Why would you want a lower assumed investment rate? The value of an annuity unit will rise or fall to the extent that the actual investment rate for the period is more or less than the assumed investment rate. A lower assumed rate produces a lower initial annuity payment, but later payments will rise faster if unit values are going up. Later payments will fall more slowly if unit values are dropping.

Annuity payment starting date


For individual deferred contracts paid for in annual installments, the annuity payment starting date you select must be at least 10 years after the date of your application. You can change the payment date at any time not less than 30 days before annuity payments are to start.


For single payment deferred contracts, the annuity payment starting date must be at least 60 days after the application date.

For immediate contracts, the annuity payment starting date must be no later than 60 days after the application date.

For employer plans, the annuity starting date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000.

For all contracts the annuity payment starting date must come before (whichever one is later):

o        the contract anniversary nearest the annuitant's 75th birthday, or

o        the 30th contract anniversary.

Table of settlement rates


IDS Life bases settlement rates on the Progressive Annuity Table assuming all births in 1900. To determine the rate applicable at settlement, we look at the annuitant's birthday nearest the settlement date and subtract an adjustment according to the following chart.


Calendar year of                      Adjustment for
annuitant's birth                     Male         Female
------------------------------------------------------
Prior to 1920........................... 0           4
1920 through 1939....................... 1           5
1940 through 1954....................... 2           6
1955 through 1969....................... 3           7
After 1969.............................. 4           8
------------------------------------------------------

In Arizona Governing Committee for Tax Deferred Annuity and Deferred Compensation Plans, etc. et al. v. Nathalie Norris, etc., the United States Supreme Court decided that Title VII of the Civil Rights Act of 1964 prohibits an employer from offering its employees the option of receiving retirement benefits from one of several companies selected by the employer, all of which pay a woman lower monthly retirement benefits than a similarly situated man. The Court ordered that all retirement benefits derived from contributions made on and after Aug. 1, 1983, must be calculated without regard to the sex of the annuitant.


IDS Life has been administering contributions received since Aug. 1, 1983, on the company's in-force annuity contracts to provide retirement benefits without regard to the sex of the annuitant in those markets which are affected by the Norris decision. IDS Life also has amended new contracts in order to assure continued compliance by employers with the obligations imposed on them by the Norris decision.


Annuity payment plans

You may select on the application how you want annuity payments made and when the payments are to begin. If you have a deferred annuity contract, you may change your payment plan at any time at least 30 days before the annuity payment starting date.

Here are the plans available for all annuity contracts as described in this prospectus:


Plan A - Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death; we will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

Plan B - Life annuity with five, 10 or 15 years certain: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

Plan C - Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

Plan D - Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant.
Payouts end with the death of the second annuitant


A beneficiary of a variable annuity contract may ask for a lump-sum payment under Plan B or Plan C. IDS Life will not grant the request if you asked us not to.


If you have not selected a plan by the annuity payment starting date, Plan B with 120 guaranteed monthly payments will be used.

If the value of the contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump-sum.


Determination of monthly annuity payments for deferred contracts


When annuity payments are to begin, IDS Life computes the first monthly variable annuity payment on the valuation date on or right before the seventh day before the annuity payment starting date.

IDS Life makes the computations using the table of settlement rates in your contract unless we agree on an optional table. IDS Life uses a different table if you elected a 3.5% assumed investment rate. We divide the amount of the first payment by the annuity unit value to give the number of annuity units for your contract.

IDS Life will determine each monthly payment after the first one by multiplying the number of annuity units by the current annuity unit value. IDS Life will compute payouts made by check on the valuation date on or right before the fifth day before the annuity payment date. IDS Life will compute payouts made by a transfer to another IDS fund account on the valuation date on or right before the annuity payment date.


Here is an example: Assume the variable accumulation value on the valuation date seven days before the annuity payment starting date was $30,000 and the plan you selected produces an initial payment of $6 for each $1,000 of accumulation value. Ignoring premium taxes, if any, the first payment would be $180 (30 x $6 = $180).


Now assume the annuity unit value on the valuation date seven days before the annuity payment starting date is $1.800000. The number of annuity units for your contract is 100 ($180 divided by $1.800000 = 100). Ordinarily, IDS Life will pay the value of the same number of annuity units each month.


Determination of monthly annuity payments for immediate contracts


IDS Life multiplies the number of your annuity units by the value of one unit. IDS Life determines the value of one unit on the valuation date on or right before the seventh day before the annuity payment is due. The following example shows how we determine the number of your annuity units:


Assume the net purchase payment is $30,000 and the conversion factor, based on actuarial tables and the contract you selected, is $5.50.

Assume the value of one annuity unit on the valuation date is $1.500000.

First divide the net purchase payments by $1,000: $30,000 divided by $1,000 = $30. Next, multiply the answer by the conversion factor: $30 x $5.50 = $165.

Divide the answer by the value of one unit. This gives the number of annuity units paid out each month: $165 divided by $1.500000 = 110 units.

The charges you pay

1) Sales and administrative charges

The tables below show the deductions from your purchase payments for sales and administrative charges. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

Single payment contracts
---------------------------- -------------------- --------------------- -------------------- --------------------
                                                                           Total charge        Total deduction
Part of the                       Deduction           Deduction for      as percentage of      as percentage of
total purchase                    for sales          administrative       total purchase          net amount
payment                            charge                charge               payment              invested
---------------------------- -------------------- --------------------- -------------------- --------------------
First $15,000                        6.0%                  2.0%                 8.0%                 8.70%
Next $10,000                         4.0                   1.0                  5.0                  5.26
Over $25,000                         1.5                   0.5                  2.0                  2.04
---------------------------- -------------------- --------------------- -------------------- --------------------

Installment payment contracts (other than employer plan contracts)

---------------------------- -------------------- --------------------- -------------------- --------------------
                                                                           Total charge        Total deduction
                                  Deduction           Deduction for      as percentage of      as percentage of
                                  for sales          administrative       total purchase          net amount
Contract year                      charge                charge               payment              invested
---------------------------- -------------------- --------------------- -------------------- --------------------
1st                                 18.0%                2.0%                  20.0%                25.00%
2nd & 3rd                           16.0                 2.0                   18.0                 21.95
4th                                  5.0                 2.0                    7.0                  7.53
5th and after                        2.0                 2.0                    4.0                  4.17
If kept through 10 years             6.7                 2.0                    8.7                  9.53
---------------------------- -------------------- --------------------- -------------------- --------------------

Employer plan -- annual purchase contracts

---------------------------- -------------------- --------------------- -------------------- --------------------
Part of                                                                    Total charge        Total deduction
the total                         Deduction           Deduction for      as percentage of      as percentage of
purchase                          for sales          administrative       total purchase          net amount
payment                            charge                charge               payment              invested
---------------------------- -------------------- --------------------- -------------------- --------------------
First $10,000                        3.75%                 2.0%                5.75%                 6.10%
Next $40,000                         2.0                   2.0                 4.0                   4.17
Excess over $50,000                  0.5                   1.5                 2.0                   2.04
---------------------------- -------------------- --------------------- -------------------- --------------------

Under a Distribution and Services Agreement with the Fund, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees and death benefits under deferred variable annuity contracts. The deductions for sales and administrative charges came to $___ for 1998, $80,608 for 1997 and $83,478 for 1996.

IDS Life may reduce or eliminate the sales and administrative charge, but only to the extent IDS Life anticipates that we will incur lower sales and administrative expenses or perform fewer services. Generally, this will occur with programs established by an employer for all employees or for all employees in a class, under which employees do not individually enroll in the program.

2) Premium taxes

Some states may charge a premium tax in an amount of up to 3.5%. If a state requires payment of a premium tax on your contract, IDS Life may deduct it from your purchase payments or from your contract's accumulation value.

3) Increases in life expectancy and administrative expenses

IDS Life will bear any expenses that occur because of an increase in administrative expenses, or because of an increase in the life expectancy of people receiving variable annuity payments. But, it is not responsible for increases in brokers' fees and transfer taxes on the purchase and sale of assets.

For bearing this risk, IDS Life charges the Fund a fee equal to 1% of the Fund's average daily net assets for the year. This came to $___ for 1998, $3,661,128 for 1997 and $3,105,070 for 1996.

If the fee is more than enough to cover the increases, IDS Life will keep the difference. If the fee is not enough, IDS Life bears the loss.

4) Charge for investment management

For acting as investment manager, IDS Life charges the Fund a fee equal to 0.4% of the Fund's average net assets for the year, less any brokerage credits. This came to $____ for 1998, $1,464,532 for 1997 and 1,242,190 for 1996.

5) Tax charges


IDS Life is taxed as a life insurance company under Subchapter L of the Code. IDS Life treats the Fund as part of IDS Life for federal income tax purposes. IDS Life must pay all taxes that come about because of the Fund. For this reason, IDS Life can charge the Fund for tax charges. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

Investment results credited to a contract are not taxed until you receive annuity benefits.

Surrendering your contract

You can surrender all or part of your annuity contract any time before the annuity payment starting date. You cannot surrender the contract in whole or in part after annuity payments have started.

For a discussion of automated partial surrenders, see page __.

Make your request to IDS Life in writing. IDS Life will cash in the number of accumulation units for the amount you request. The units are valued at the next close of business after IDS Life receives your request in our Minneapolis home office. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender. IDS Life usually will mail a check to you within seven days after we process your request. However, IDS Life can delay sending your check until we are sure we have received good payment for the accumulation units you want to surrender.


You may receive extra money if the Fund's state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

Your surrender may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

Making withdrawals on your contract


You can make a temporary withdrawal on your contract any time before the annuity payment starting date. The least you can withdraw, including charges, is $250. The most you can withdraw is the sum of your purchase payments less any amounts you previously surrendered. You cannot have more than one temporary withdrawal outstanding at any one time. IDS Life will charge you 2% of your withdrawal at the time of withdrawal in order to cover our administrative costs.

You must pay your withdrawal back within two years. IDS Life will use your repayment to buy accumulation units at their current price. However, you cannot make a repayment after the annuity payment starting date. There are no sales charges. If you do not pay your withdrawal back within two years, IDS Life will regard it as if you surrendered that part of your contract.

How do you repay your withdrawal? Inform IDS Life in writing. Otherwise IDS Life will use your regular purchase payments toward repayment. What is left after you fully repay your withdrawal will go toward your regular purchase payments. Any amount of your purchase payment left over after repayment must be at least $10.

o Example: You make a withdrawal of $295 and your next purchase payment is $300. Instead of applying $295 toward the withdrawal and $5 toward the purchase payment, we will apply $290 toward the withdrawal and $10 toward the purchase payment. Now you owe $5 on your withdrawal. IDS Life will take out this amount next time you make a payment.

Keep track of all your withdrawals and surrenders. If your accumulation value falls to zero, IDS Life will close your account.


Special rules if the annuitant dies before the annuity payment starting date

Under a deferred annuity contract, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of:

o the sum of all purchase payments minus surrenders and unrepaid withdrawals; or

o the accumulation value of the contract.


If the annuitant dies on or after the contract anniversary date nearest his or her 75th birthday, IDS Life will pay only the accumulation value to the beneficiary.


Your right to cancel installment contracts

You will receive a Statement of Charges and a Notice of Cancellation Rights within 60 days after the contract is sent to you. You will have 45 days from the time this notice was sent to you to cancel your installment contract. You will receive the current accumulation value of your account plus any amounts deducted for taxes and charges.

What about your taxes?

Part of the annuity payment you receive is taxed as ordinary income and part is excluded from income as your investment in the contract under Section 72 of the Code.

The income earned on an annuity contract held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year. This provision is effective for annuity contract purchase payments made after Feb. 28, 1986.

If you surrender all or part of the contract before your annuity payment starting date, the federal income tax consequences will depend on when you made your purchase payments. For amounts allocable to purchase payments made after Aug. 13, 1982, the amount of any partial surrender will be taxed as ordinary income to the extent that contract value exceeds the owner's investment in the contract. In addition, a 10% penalty tax will be imposed on the amount of any surrender proceeds that is includable in the owner's income. However, the penalty tax would not affect any surrender occurring after:


o    the owner reaches age 59-1/2,
o death of the owner (or the death of the primary annuitant if the owner is not an individual),
o    the owner's disability; or
o if the distribution is part of a series of substantially equal periodic payments over the life or life expectancy of the owner (or joint lives or life expectancy of the owner and beneficiary).

Any amount you receive as a withdrawal and the value of any part of an annuity contract pledged or assigned as collateral is taxed as a cash withdrawal to the extent allocable to investment in annuity contracts after Aug. 13, 1982.


Amounts allocable to earlier purchase payments will be taxed as ordinary income to the extent the amount surrendered exceeds the owner's investment in the contract and will not be subject to the 10% penalty tax.

Unlike life insurance proceeds, the death benefit under an annuity contract is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.


IDS Life intends that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain tax qualification, in spite of any other provisions of the contract. IDS Life reserves the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendment.

Important: IDS Life bases this discussion of federal tax laws upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Voting rights


The Fund grants and defines voting rights of contract holders under its regulations. To the extent permitted under the 1940 Act, IDS Life may modify these voting rights without a vote of a majority of the outstanding voting units. Variable contract holders can vote on:


o        any changes in fundamental investment restrictions;

o the approval of and any changes to the investment management and advisory agreements;

o        the election of the Board of Managers; and

o        the acceptance of the Fund's independent auditors.


A variable contract holder with accumulation units has a number of votes equal to the number of accumulation units owned. Under a contract where annuity payments have started, IDS Life determines the number of votes by dividing the present value of all future annuity payments by the value of one accumulation unit on the record date. So, there may be a gradual decline in the number of votes to which a contract holder is entitled as we continue to make annuity payments under the contract. The record date will be set by the Board of Managers not more than 60 days before the regular meeting or any special meeting of variable contract holders. Cumulative voting is not authorized.


Management

Members of the Board of Managers and officers of the Fund

Richard W. Kling*
Chairman of the Board of Managers and President
IDS Tower 10
Minneapolis, MN

Director of IDS Life Insurance Company since February 1984; President since March 1994. Executive Vice President, Marketing and Products from January 1988 to March 1994. Senior Vice President, American Express Financial Corporation, since 1994. Director of IDS Life Series Fund, Inc.

Edward Landes
Member of the Board of Managers
30 South 9th Street
Minneapolis, MN

Development consultant. Director of Endowment Development, YMCA of Metropolitan Minneapolis since 1996. Vice President for Financial Development, YMCA of Metropolitan Minneapolis from 1985 to 1995. Former sales manager - Supplies Division and district manager - Data Processing Division of IBM Corporation. Retired 1983.

Carl N. Platou
Member of the Board of Managers
312 South 6th Street
Minneapolis, MN

President Emeritus and Chief Executive Officer, Fairview Hospital and Healthcare Services. Director, St. Thomas University since 1990.

Gordon H. Ritz
Member of the Board of Managers
404 WCCO Radio Building
Minneapolis, MN

Director, Mid-America Publishing and Atrix International, Inc. Former president, Com Rad Broadcasting Corp. Former director, Sunstar Foods.

Lorraine R. Hart*
Vice President, Investments
IDS Tower 10
Minneapolis, MN

Vice President - Insurance investments of American Express Financial Corporation since 1989. Vice President - Investments of IDS Life since 1992.


Jeffrey S. Horton*
Vice President and Treasurer
IDS Tower 10
Minneapolis, MN


Vice President and Controller since July 1996.

Timothy S. Meehan*
Secretary
IDS Tower 10
Minneapolis, MN

Secretary of American Express Financial Corporation, American Express Financial Advisors Inc. and IDS Life Series Fund, Inc. since October 1995. Senior counsel to American Express Financial Corporation since 1995. Counsel from 1990 to 1995.

William A. Stoltzmann*
General Counsel and Assistant Secretary
IDS Tower
Minneapolis, MN

Vice President and Assistant General Counsel, American Express Financial Corporation, since November 1985 and Vice President, General Counsel and Secretary, IDS Life, since December 1989.

*Interested person of the Fund by reason of being an employee of IDS Life or American Express Financial Corporation.

You vote at each regular meeting for the Fund's Board of Managers. Members who are not salaried employees of IDS Life or one of its affiliates receive up to $4,000 annually for serving on the Board. All officers of the Fund are salaried employees of IDS Life or AEFC and do not receive remuneration from the Fund. The officers and managers of the Fund aggregately hold less than 1% of the outstanding voting units.


Directors and officers of IDS Life Insurance Company*

The Directors:

David R. Hubers
Director since September 1989; President and Chief Executive Officer, American Express Financial Corporation, since August 1993 and Director, American Express Financial Corporation, since January 1984. Senior Vice President, Finance, and Chief Financial Officer, American Express Financial Corporation, from January 1984 to August 1993.

Richard W. Kling
Director since February 1984; President since March 1994; Executive Vice President, Marketing and Products from January 1988 to March 1994. Senior Vice President, American Express Financial Corporation, since May 1994, Vice President from 1988 to 1994. Director of IDS Life Series Fund, Inc. and Chairman of the Board of Managers and President of IDS Life Variable Annuity Funds A & B.

Paul F. Kolkman
Director since May 1984; Executive Vice President since March 1994; Vice President, Finance from May 1984 to March 1994; Vice President, American Express Financial Corporation, since January 1987. Vice President and Chief Actuary of IDS Life Series Fund, Inc.

James A. Mitchell
Chairman of the Board since March 1994; Director since July 1984; Chief Executive Officer since November 1986; President from July 1984 to March 1994; Executive Vice President, American Express Financial Corporation, since March 1994; Director, American Express Financial Corporation, since July 1984. Senior Vice President, American Express Financial Corporation, from July 1984 to March 1994.

Barry J. Murphy
Director and Executive Vice President, Client Service since March 1994; Senior Vice President, American Express Financial Corporation since May 1994. Senior Vice President, Operations, Travel Related Services (TRS), a subsidiary of American Express Company, from July 1992 to April 1994; Vice President, TRS, from November 1989 to July 1992.

Stuart A. Sedlacek
Director since March 1994; Vice President, American Express Financial Corporation, since September 1988.

Officers Other Than Directors

Jeffrey S. Horton

Vice president and treasurer since December 1997; vice president and corporate treasurer, AEFC, since December 1997; controller, American Express Technologies
- Financial Services, AEFC, from July 1997 to December 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

William A. Stoltzmann
Vice President, General Counsel and Secretary since 1989; Vice President and Assistant General Counsel, American Express Financial Corporation, since November 1985. Vice President, General Counsel and Secretary, American Enterprise Life Insurance Company, American Partners Life Insurance Company.

*The address for all of the directors and principal officers is: IDS Tower 10, Minneapolis, MN 55440-0010.

Other Information

History

The Fund is an open-end diversified investment company as defined under the 1940 Act. It was organized as a segregated asset account by IDS Life under Minnesota law on May 10, 1968.


IDS Life is a stock life insurance company organized under Minnesota law on Aug. 7, 1957. It conducts a conventional life insurance business in addition to its variable annuity business.


Assets of the Fund

On Dec. 31, 1998, there were _____ outstanding contracts. The assets were $_________.


The Fund holds these assets solely for the variable contract holders. The assets are not used to pay liabilities of any other business of IDS Life.


Headquarters

The corporate office of IDS Life is located in the IDS Tower in Minneapolis, Minnesota.

Ownership of IDS Life and American Express Financial Corporation


All of the capital stock of IDS Life is owned by AEFC. On Jan. 12, 1984, Investors Diversified Services, Inc., of which IDS Life was a wholly owned subsidiary, was merged into a wholly owned subsidiary of American Express Company to form IDS Financial Services Inc. On Jan. 1, 1995, IDS Financial Corporation's name was changed to American Express Financial Corporation, and IDS Financial Services Inc.'s name was changed to American Express Financial Advisors Inc. AEFC serves as investment advisor for the Fund. AEFC is an investment advisor for a number of open-end investment companies and for its subsidiaries. AEFC's headquarters is IDS Tower, Minneapolis, Minnesota.


Other affiliations

IDS Life also distributes different variable annuity contracts not described in this prospectus and variable life insurance policies.

The members of the Fund's Board of Managers also serve on the Board of Managers of Fund B and on the Board of Directors of IDS Life Series Fund, Inc.

IDS Life manages Fund A, Fund B and nine mutual funds existing within the IDS MUTUAL FUND GROUP advised by American Express Financial Corporation. These nine mutual funds are available for purchase only through variable annuity contracts which are distributed by IDS Life and its subsidiaries, IDS Life Insurance Company of New York, American Enterprise Life Insurance Company, American Partners Life Insurance Company and American Centurion Life Assurance Company. The names of these funds are: IDS Life Capital Resource Fund, IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Special Income Fund, IDS Life Managed Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. IDS Life also manages IDS Life Series Fund, Inc., which is available for purchase only through policies distributed by IDS Life and IDS Life Insurance Company of New York.

Custodian

Pursuant to a custodian agreement, the Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307.

The custodian has entered into a sub-custodian arrangement with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201. As part of this arrangement, portfolio securities purchased outside the United States may be held in custody and deposit accounts that have been established by Morgan Stanley with one or more domestic or foreign banks, or through the facilities of one or more clearing agencies or central securities depositories as may be permitted by law and by the Fund's sub-custodian agreement.

Insurance regulation

IDS Life is regulated by the Department of Commerce of the State of Minnesota. From time to time, the department examines the company's liabilities and reserves and certifies their correctness. IDS Life also is subject to insurance laws and regulations of other states where it is licensed to do business.

Financial statements


The Report of Independent Auditors and the Financial Statements, including Notes to Financial Statements and the schedule of investments in securities, contained in the 1998 Annual Report to IDS Life Variable Annuity Fund A contract holders are incorporated in this Prospectus by reference. No other portion of the Annual Report, however, is incorporated by reference.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Fund. The Fund has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of other third parties whose system failures could have an impact on the Fund's operations is currently being evaluated. The potential materiality of any such impact is not known at this time

Legal proceedings


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. In December 1996, an action of this type was brought against IDS Life and its parent, AEFC. A second action was filed in March, 1997. The plaintiffs purport to represent a class consisting of all persons who replace existing IDS Life policies with new IDS Life policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota State Court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who make similar purchases. The plaintiffs seek damages in an unspecified amount.

IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life is a defendant in various other lawsuits, none of which, in IDS Life's opinion, will result in a material liability.

                                    PART II. OTHER INFORMATION

Item 1.           FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement.

         None

(b)      Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29081 filed on May 16, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-effective Amendment No. 56, is incorporated by reference.

2. Regulations of IDS Life Variable Annuity Fund A as Amended and Restated, dated June 22, 1979, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, and refiled electronically on or about April 11, 1995 are incorporated by reference.

3.       Not applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, are incorporated by reference.

5.(a) Investment Advisory Agreement between IDS Life Insurance Company and IDS/American Express dated January 12, 1984, filed as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 5(a) with Post-Effective Amendment No. 56, is incorporated by reference.

5.(b) Investment Management and Advisory Agreements between IDS Life Insurance Company and IDS Life Variable Annuity Fund A dated January 12, 1984, filed as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 5(b) with Post-Effective Amendment No. 56, are incorporated by reference.

6. Distribution and Services Agreement between Registrant and IDS Life Insurance Company, dated January 12, 1984, filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 6 with Post-Effective Amendment No. 56, is incorporated by reference.

7.       None.

8.(a) Custodian Agreement between Registrant, IDS Life Insurance Company, and American Express Bank & Trust, dated July 12, 1990, filed as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 53 to this Registration Statement, filed April 15, 1991, and refiled electronically April 27, 1994 as Exhibit 8(a) with Post-Effective Amendment No. 56, is incorporated by reference.

8.(b) Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust dated May, 1993 filed electronically on or about April 11, 1995 as Exhibit No. 8(b) to Post-Effective Amendment No. 58 is incorporated by reference.

9.       Not applicable.

10. Opinion of counsel and consent to its use as to the legality of the securities registered to be filed by amendment.

11.      Consent of Independent Auditors to be filed by amendment.

12.      Financial statement schedules omitted from Item 18 of Part I: None

13. through 15. not applicable.

16.      Financial Data Schedules to be filed by amendment.

17.(a) IDS Life Insurance Company Power of Attorney dated August 19, 1997, is incorporated by reference to Exhibit 17(a) to Post-Effective Amendment No. 61 filed on or about May 1, 1998.

17.(b) IDS Life Variable Annuity Fund A Board of Managers Power of Attorney to sign Amendments to this Registration Statement dated March 25, 1997, filed electronically as Exhibit 17(b) to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

17.(c) IDS Life Insurance Company Power of Attorney dated April 9, 1998 is incorporated by reference to Exhibit 17(c) to Post-Effective Amendment No. 61 filed on or about May 1, 1998.

Item 2.           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Both the Registrant and IDS Life Variable Annuity Fund B are separate accounts of IDS Life. Consequently, the securities and funds of the Registrant and Fund B are technically those of IDS Life, even though the securities and funds of the two Funds are maintained as separate accounts under Minnesota Law pursuant to a safekeeping agreement with American Express Bank & Trust. As separate Accounts, Minnesota Law provides that the assets of the Funds are not chargeable with liabilities arising out of any other business of IDS Life and are held for the exclusive benefit of owners of variable annuity contracts based on the Funds.

Item 3.           NUMBER OF HOLDERS OF SECURITIES

                                                       Number of Record Holders
                  Title of Class                          as of Feb. 28, 1998
                  Variable Annuities                          10,445

Item 4.           INDEMNIFICATION

         The Regulations of the Registrant provide that each member of the Board of Managers and each Officer of the Fund shall be indemnified by IDS Life, of which the Fund is a separate account, for reasonable costs and expenses actually and necessarily incurred in defense of any action, suit or proceedings where the defendant is a party by reason of being a Manager or Officer. No indemnification will be forthcoming in the event of an adjudication of willful misfeasance, bad faith, gross negligence or reckless disregard by the Officer or Manager of the duties of his office. In the absence of an adjudication expressly absolving the Office or Manager of the afore-detailed wrongful conduct, indemnification may still be advanced should 2/3 of the members of the Board of Directors of IDS Life who were not involved in the processing resolve there was no instance of such wrongful conduct. In the instance of such a resolution, the indemnification claim still must be found to be reasonable in amount and proper in presentation by independent counsel of IDS Life. Should any proceeding be settled, indemnification shall not exceed the costs, fees and expenses which would have been incurred had the proceeding been litigated. The payment of indemnification by IDS Life will not prevent a variable contract holder from challenging the payment by appropriate legal action on the basis that the payment was improper because of willful misfeasance, bad faith, gross negligence or reckless disregard by an Officer or Manager of his duties.

         The By-Laws of the Registrant's investment management underwriter, IDS Life, also contains an indemnification clause. The clause provides that IDS Life shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of IDS Life, or is or was serving at the direction of IDS Life as a Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent against any liability to IDS Life or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

At the time of the filing of the Registration Statement of the Registrant, IDS Life included the following undertaking with regard to the foregoing indemnification procedures:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise ISL [sic ____. IDS Life] has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of ISL [sic ____. IDS Life] of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, ISL [sic ____. IDS Life] will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701


------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation


------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.


------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.


------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer


                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board


                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

 Paul F. Kolkman,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President


------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115


------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------


William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440


------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.


------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 6.           PRINCIPAL UNDERWRITERS

                  (a) IDS Life is the Principal underwriter for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, AND MZ, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.


Item 6(b). Principal Underwriter (IDS Life Insurance Company)

Name and Principal Business Address   Position and Offices with Underwriter     Positions and Offices with
                                                                                Registrant
------------------------------------- ----------------------------------------- -------------------------------------

Timothy V. Bechtold                   Executive Vice President-Risk             None
IDS Tower 10                          Management Products
Minneapolis, MN  55440

David J. Berry                        Vice President                            None
IDS Tower 10
Minneapolis, MN  55440

Mark W. Carter                        Executive Vice President- Marketing       None
IDS Tower 10
Minneapolis, MN  55440

Robert M. Elconin                     Vice President                            None
IDS Tower 10
Minneapolis, MN  55440

Lorraine R. Hart                      Vice President-Investments                Vice President, Investments
IDS Tower 10
Minneapolis, MN  55440

Jeffrey S. Horton                     Vice President, Treasurer and Assistant   Vice President and Treasurer
IDS Tower 10                          Secretary
Minneapolis, MN  55440

David R. Hubers                       Director                                  None
IDS Tower 10
Minneapolis, MN  55440

James M. Jensen                       Vice President-Insurance Product          None
IDS Tower 10                          Development
Minneapolis, MN  55440

Richard W. Kling                      Director and President                    Manager, Chairman of the Board and
IDS Tower 10                                                                    President
Minneapolis, MN  55440

Paul F. Kolkman                       Director and Executive Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                        Director and Executive Vice President -   None
IDS Tower 10                          Assured Assets
Minneapolis, MN  55440

James A. Mitchell                     Director, Chairman of the Board and       None
IDS Tower 10                          Chief Executive Officer
Minneapolis, MN  55440

Pamela J. Moret                       Executive Vice President- Variable        None
IDS Tower 10                          Assets
Minneapolis, MN  55440

Barry J. Murphy                       Director and Executive Vice               None
IDS Tower 10                          President-Client Service
Minneapolis, MN  55440


James R. Palmer                       Vice President-Taxes                      None
IDS Tower 10
Minneapolis, MN  55440

Stuart A. Sedlacek                    Director and Executive Vice President     None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                       Vice President-Real Estate Loan           None
IDS Tower 10                          Management and Assistant Treasurer
Minneapolis, MN  55440

William A. Stoltzmann                 Vice President, General Counsel and       General Counsel and Assistant
IDS Tower 10                          Secretary                                 Secretary
Minneapolis, MN  55440

Philip C. Wentzel                     Vice President and Controller             Controller
IDS Tower 10
Minneapolis, MN  55440

Item 7.           LOCATION OF ACCOUNTS AND RECORDS

                  IDS Life Insurance Company
                  IDS Tower
                  Minneapolis, Minnesota

Item 8.           MANAGEMENT SERVICES

                  Not Applicable.

Item 9.           DISTRIBUTION EXPENSES

                  Not Applicable.

Item 10. UNDERTAKINGS

                  (a) and (b) These undertakings were filed in Registrant's initial Registration Statement.

                  (c) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant IDS Life Variable Annuity Fund A, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 27th day of January, 1999.


                        IDS LIFE VARIABLE ANNUITY FUND A

                                      By: /s/ Richard W. Kling**
                                              Richard W. Kling**
                                              Chairman of the Board of Managers


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 1999.

Signature                                        Title

/s/  Edward Landes**                             Member, Board of Managers
     Edward Landes

/s/  Carl N. Platou**                            Member, Board of Managers
     Carl N. Platou

/s/  Gordon H. Ritz**                            Member, Board of Managers
     Gordon H. Ritz

/s/  Richard W. Kling**                          Chairman of the Board
     Richard W. Kling                            of Managers and President

/s/  Lorraine R. Hart**                          Vice President, Investments
     Lorraine R. Hart

/s/  Jeffery S. Horton**                         Vice President and Controller
     Jeffery S. Horton

Signature                                        Title

/s/  Timothy S. Meehan**                         Secretary
     Timothy S. Meehan

/s/  William A. Stoltzmann**                     General Counsel and
     William A. Stoltzmann                       Assistant Secretary

** Signed pursuant to IDS Life Variable Annuity Fund A Board of Managers Power of Attorney dated March 25, 1997 filed electronically as Exhibit 17(b) to Registrant's Post-Effective Amendment No.
60 to this Registration Statement:



by  /s/ Mary Ellyn Minenko
         Mary Ellyn Minenko

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 27th day of January, 1999.


                                                     IDS LIFE INSURANCE COMPANY

                                                     By: /s/ Richard W. Kling*
                                                              Richard W. Kling
                                                              President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 1999.

Signature                                       Title

/s/  James A. Mitchell*                       Chairman of the Board
     James A. Mitchell                        and Chief Executive Officer

/s/  Richard W. Kling*                        Director and President
     Richard W. Kling

/s/  Jeffrey S. Horton**                      Vice President and Treasurer
     Jeffrey S. Horton

/s/  David R. Hubers*                         Director
     David R. Hubers

/s/  Paul F. Kolkman*                         Director and Executive Vice
     Paul F. Kolkman                          President

/s/  Barry J. Murphy*                         Director and Executive Vice
     Barry J. Murphy                          President, Client Service

/s/  Stuart A. Sedlacek*                      Director and Executive Vice
     Stuart A. Sedlacek                       President, Assured Assets

/s/  Philip C. Wentzel**                      Vice President and Controller
     Philip C. Wentzel

*Signed   pursuant  to  Power  of  Attorney,   dated  August  19,  1997,   filed
electronically as Exhibit 17(a) to Post-Effective Amendment No. 61.

**Signed pursuant to Power of Attorney dated April 9, 1998, filed electronically as Exhibit 17(c) to Post-Effective Amendment No. 61.



by /s/ Mary Ellyn Minenko
         Mary Ellyn Minenko

                                         CONTENTS OF THIS
                                  POST-EFFECTIVE AMENDMENT NO. 62
                               TO REGISTRATION STATEMENT NO. 2-29081

This Post-Effective Amendment comprises the following papers and documents.

The facing sheet.

Part I.

         Cross Reference Sheet.

         Prospectus.

Part II.

         Other Information.

         Signatures.